Share Capital (Details) - Schedule of Summary of RSUs	12 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares
Schedule Of Summary Of Rsus Abstract
Number of shares, beginning balance	1,636,165	1,249,336
Weighted average grant date closing price per share, beginning balance	$ 6.47	$ 6.28
Number of shares, granted	1,154,000	1,000,000
Weighted average grant date closing price per share, granted	$ 3.96	$ 6.4
Number of shares, cancelled	(159,792)	(46,999)
Weighted average grant date closing price per share, cancelled	$ 5.44	$ 6.63
Number of shares, distributed	(503,703)	(566,172)
Weighted average grant date closing price per share, distributed	$ 6.04	$ 5.9
Number of shares, ending balance	2,126,670	1,636,165
Weighted average grant date closing price per share, ending balance	$ 5.29	$ 6.47